Hartford US Quality Growth ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
Hartford US Quality Growth ETF | Hartford US Quality Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	25.13%